Acquisitions (Details 3) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Revenues	$ 903,215	$ 1,027,993	$ 4,093,667	$ 4,079,745
Net loss	(1,763,748)	(2,423,215)	(16,759,031)	(7,338,927)
Net loss per share - basic and diluted	$ (0.10)	$ (0.63)	$ (1.58)	$ (1.90)
Front Door [Member]
Revenues			4,255,947	4,427,542
Net loss			$ (17,120,236)	$ (9,533,541)
Net loss per share - basic and diluted			$ (1.55)	$ (0.32)